Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2023	December 31, 2022
Assets:
Cash and marketable securities held in Trust Account	1	$22,870,730	$41,561,656

Liabilities:
Warrant liability	2	$23,850	$31,800

Note payable to related party at fair value	3	$1,078,977	$257,492

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$41,561,656	$232,304,005

Liabilities:
Warrant liability	2	$31,800	$413,400

Note payable to related party at fair value	3	$257,492	$—

Schedule of Estimated Fair Value of Working Capital Note
The Working Capital Note was valued using a combination of Black-Scholes option pricing model and present value methods, which is considered to be a Level 3 fair value measurement. The estimated fair value of the Working Capital Note was based on the following ranges of significant inputs at issuance for advances under the Working Capital Note during the nine months ended September 30
, 2023
and as of September 30
, 2023
for all advances made under the Working Capital Note:

Assumptions	At Issuance	As of September 30, 2023
Expected Term	0.7 - 0.8	0.7
Volatility	65.0%	65.0%
Risk free rate	4.5% - 5.4%	5.5%
Discount rate	9.7 - 25.8%	9.2%
Probability of conversion	25.0 - 55.0%	25.0%

The Working Capital Note was valued using a combination of the Black-Scholes option pricing model and present value method, which is considered to be a Level 3 fair value measurement. The estimated fair value of the Working Capital Note was based on the following ranges of significant inputs:

Assumptions	At Issuance	As of December 31, 2022
Expected term	0.8 -1.0	0.9
Volatility	65.0%	65.0%
Risk free rate	4.0% - 4.7%	4.7%
Discount rate	24.8% - 29.6%	24.4% - 29.4%
Probability of conversion	65.0% - 75.0%	65.0%

Schedule of Fair Value of Working Capital Note
The following table presents information about the fair value of the Company’s Working Capital Note for the three and nine months ended September 30, 2023 and 2022, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Fair value - beginning of period	$1,000,938	$—	$257,492	$—
Additions	65,000	65,000	805,000	65,000
Change in fair value	13,039	—	16,485	—

Fair value - end of period	$1,078,977	$65,000	$1,078,977	$65,000

The change in the fair value of the Level 3 warrant liability during the period from January 19, 2021 (date of inception) through November 4, 2021, was as follows:

Period from January 19, 2021 (Inception) through November 4, 2021
Fair value—beginning of period	$—
Additions	382,773
Change in fair value	125,023
Transfers out of level 3 to level 2	(507,796)

Fair value—end of period	$—

The following table presents information about the change in fair value of the Company’s Level 3 Working Capital Note during the year ended December 31, 2022:

Year Ended December 31, 2022
Fair value - beginning of period	$—
Additions	260,000
Change in fair value	(2,508)

Fair value - end of period	$257,492